Principal Amount Effective Interest Rate and Maturity Date for Debentures and Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
6.6% Senior Notes, Due 2018
Debt Instrument
Principal Amount	$ 300,000
Effective Interest Rate	6.81%
Maturity Date	April 15, 2018
7% Debentures, Due 2025
Debt Instrument
Principal Amount	125,000
Effective Interest Rate	7.12%
Maturity Date	December 1, 2025
6.25% Senior Notes, Due 2037
Debt Instrument
Principal Amount	$ 230,000
Effective Interest Rate	6.45%
Maturity Date	May 1, 2037